SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Energy Hunter Securities Inc. [Member]
Summary of Significant Accounting Policies
Minimum Net Capital Required for Broker-Dealer Subsidiary	$ 5,000
Ratio of Indebtedness to Net Capital	0.0667
Net Capital	61,074	49,000
Aggregate Indebtedness	38,926	132,000
Sentra Corporation [Member]
Summary of Significant Accounting Policies
Regulated Operating Revenue, Gas	$ 511,000	$ 61,000	$ 0